INCOME TAXES - Disclosure of detailed information about recognized deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 58,013	$ 932
Deferred income tax liabilities	(58,395)	(932)
Net deferred income tax liability	(382)	0
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	46,129	34
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	7,412	40
Financing fees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	1,937	858
Withholding tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	2,535	0
Mineral property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(54,057)	(496)
Debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(4,217)	(436)
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ (121)	$ 0